Organization and principal activities - Summary of results of comprehensive (loss)/income and cash flows of VIE and subsidiaries (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Organization and principal activities
Revenues	¥ 194,510	$ 28,667	¥ 178,821
Cost of revenues	(59,046)	(8,702)	(60,332)
Net income	2,937	433	(2,573)
Net cash used in operating activities	(3,970)	(584)	5,689
Net cash used in investing activities	(7,261)	(1,070)	(1,206)
Net cash (used in)/provided by financing activities	(194)	(29)	(4,133)
VIE
Organization and principal activities
Revenues	168,254	24,798	172,437
Cost of revenues	(46,291)	(6,822)	(53,804)
Net income	5,418	799	3,363
Net cash used in operating activities	(7,863)	(1,159)	(15,416)
Net cash used in investing activities	(7,261)	(1,070)	(856)
Net cash (used in)/provided by financing activities	¥ 5,000	$ 737	¥ (3,000)